Stockholders' Equity - Summary of Relationship Between Performance and the Vesting Rate (Details) (10-K) - Share-based Payment Arrangement, Tranche One [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 28, 2019
Vesting rate	0.00%
Minimum [Member]
Average share price	$ 8
Vesting rate, Description	Pro-rated
Maximum [Member]
Average share price	$ 8
Average share price	$ 12
Vesting rate, Description	Full Vesting
2019 Long Term Incentive Plan [Member]
Vesting rate		0.00%
2019 Long Term Incentive Plan [Member] | Minimum [Member]
Average share price		$ 8
2019 Long Term Incentive Plan [Member]
Vesting rate, Description		Pro-rated
2019 Long Term Incentive Plan [Member] | Maximum [Member]
Average share price		$ 8
2019 Long Term Incentive Plan [Member]
Average share price		$ 12
Vesting rate, Description		Full Vesting